Investments (Details 4) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	$ 292,486,000	$ 319,131,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	(1,236,000)	4,081,000	(10,429,000)
Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	14,182,880,000	13,345,022,000
Available-for-sale Securities, Gross Unrealized Gains	2,300,036,000	1,273,137,000
Available-for-sale Securities, Gross Unrealized Losses	281,966,000	313,562,000
Available-for-sale Securities, Fair Value Disclosure	16,200,950,000	14,304,597,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	(18,523,000)	(16,623,000)
Percentage Of Total Available For Sales Securities	100.00%	100.00%
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	117,840,000	135,550,000
Available-for-sale Securities, Gross Unrealized Gains	6,580,000	10,230,000
Available-for-sale Securities, Gross Unrealized Losses	10,520,000	5,569,000
Available-for-sale Securities, Fair Value Disclosure	113,900,000	140,211,000
Percentage Of Total Available For Sales Securities	100.00%	100.00%
Corporate Debt Securities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	6,931,958,000	6,384,262,000
Available-for-sale Securities, Gross Unrealized Gains	654,519,000	426,933,000
Available-for-sale Securities, Gross Unrealized Losses	125,371,000	100,751,000
Available-for-sale Securities, Fair Value Disclosure	7,461,106,000	6,710,444,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	0	0
Percentage Of Total Available For Sales Securities	46.00%	46.90%
Canadian Provincial Governments [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	2,507,802,000	2,386,428,000
Available-for-sale Securities, Gross Unrealized Gains	1,362,160,000	675,132,000
Available-for-sale Securities, Gross Unrealized Losses	29,000	3,993,000
Available-for-sale Securities, Fair Value Disclosure	3,869,933,000	3,057,567,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	0	0
Percentage Of Total Available For Sales Securities	23.90%	21.40%
Residential Mortgage Backed Securities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,167,265,000	1,443,892,000
Available-for-sale Securities, Gross Unrealized Gains	76,393,000	55,765,000
Available-for-sale Securities, Gross Unrealized Losses	16,424,000	26,580,000
Available-for-sale Securities, Fair Value Disclosure	1,227,234,000	1,473,077,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	(1,042,000)	(1,650,000)
Percentage Of Total Available For Sales Securities	7.60%	10.30%
Asset-backed Securities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	443,974,000	440,752,000
Available-for-sale Securities, Gross Unrealized Gains	11,692,000	12,001,000
Available-for-sale Securities, Gross Unrealized Losses	53,675,000	61,544,000
Available-for-sale Securities, Fair Value Disclosure	401,991,000	391,209,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	(5,256,000)	(4,963,000)
Percentage Of Total Available For Sales Securities	2.50%	2.70%
Commercial Mortgage Backed Securities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,233,958,000	1,353,279,000
Available-for-sale Securities, Gross Unrealized Gains	87,750,000	81,839,000
Available-for-sale Securities, Gross Unrealized Losses	79,489,000	97,265,000
Available-for-sale Securities, Fair Value Disclosure	1,242,219,000	1,337,853,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	(12,225,000)	(10,010,000)
Percentage Of Total Available For Sales Securities	7.70%	9.40%
US Government and Government Agencies and Authorities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	341,087,000	199,129,000
Available-for-sale Securities, Gross Unrealized Gains	32,976,000	7,795,000
Available-for-sale Securities, Gross Unrealized Losses	61,000	708,000
Available-for-sale Securities, Fair Value Disclosure	374,002,000	206,216,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	0	0
Percentage Of Total Available For Sales Securities	2.30%	1.40%
US States and Political Subdivisions Debt Securities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	184,308,000	170,479,000
Available-for-sale Securities, Gross Unrealized Gains	24,419,000	2,098,000
Available-for-sale Securities, Gross Unrealized Losses	3,341,000	8,117,000
Available-for-sale Securities, Fair Value Disclosure	205,386,000	164,460,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	0	0
Percentage Of Total Available For Sales Securities	1.30%	1.20%
Foreign Government Debt Securities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,372,528,000	966,801,000
Available-for-sale Securities, Gross Unrealized Gains	50,127,000	11,574,000
Available-for-sale Securities, Gross Unrealized Losses	3,576,000	14,604,000
Available-for-sale Securities, Fair Value Disclosure	1,419,079,000	963,771,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	0	0
Percentage Of Total Available For Sales Securities	8.70%	6.70%
Nonredeemable Preferred Stock [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	82,488,000	100,718,000
Available-for-sale Securities, Gross Unrealized Gains	4,677,000	4,130,000
Available-for-sale Securities, Gross Unrealized Losses	8,982,000	5,298,000
Available-for-sale Securities, Fair Value Disclosure	78,183,000	99,550,000
Percentage Of Total Available For Sales Securities	68.60%	71.00%
Equity Securities, Other [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	35,352,000	34,832,000
Available-for-sale Securities, Gross Unrealized Gains	1,903,000	6,100,000
Available-for-sale Securities, Gross Unrealized Losses	1,538,000	271,000
Available-for-sale Securities, Fair Value Disclosure	$ 35,717,000	$ 40,661,000
Percentage Of Total Available For Sales Securities	31.40%	29.00%